Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Electronic equipment	5 years
Office equipment	5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets
Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:
Category	Estimated useful lives
Software	5 years

Schedule of Disaggregation of Revenue	The following table disaggregates the Group’s revenue for the years ended December 31, 2021, 2022 and 2023:
	For the Year Ended December 31,
	2021	2022	2023
By revenue type
Sale of software products	$14,878,256	$3,547,113	$1,566,455
Sale of hardware products	75,011	46,295	75,363
Technology development service	9,246,992	16,419,889	7,839,700
M&S service	2,772,795	2,429,526	2,676,185
Sale of cloud platform products	5,550,959	25,742,135	47,007,556
Total	$32,524,013	$48,184,958	$59,165,259

Schedule of Assets and Liabilities Translated Exchange Rates	The rates are obtained from H.10 statistical release of the U.S. Federal Reserve Board.
	As of December 31,
	2022	2023
Period end RMB: USD exchange rate	6.8972	7.0999
	For the years ended December 31,
	2021	2022	2023
Average RMB: USD exchange rate	6.4508	6.7290	7.0809